Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments And Risk Management
Financial Instruments and Risk Management
Financial Risks
Mylan is exposed to certain financial risks relating to its ongoing business operations. The primary financial risks that are managed by using derivative instruments are foreign currency risk, interest rate risk and equity risk.

In order to manage foreign currency risk, Mylan enters into foreign exchange forward contracts to mitigate risk associated with changes in spot exchange rates of mainly non-functional currency denominated assets or liabilities. The foreign exchange forward contracts are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any gains or losses on the foreign exchange forward contracts are recognized in earnings in the period incurred in the Consolidated Statements of Operations.

The Company has also entered into forward contracts to hedge forecasted foreign currency denominated sales from certain international subsidiaries. These contracts are designated as cash flow hedges to manage and mitigate foreign currency transaction risk and are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. Any changes in fair value are included in earnings or deferred through accumulated other comprehensive earnings (“AOCE”), depending on the nature and effectiveness of the offset.

As of December 31, 2010, the Company had €679.2 million of borrowings under its Amended and Restated Credit Agreement dated December 20, 2007 (the “Prior Credit Agreement”) that were designated as a hedge of its net investment in certain Euro-functional currency subsidiaries to manage foreign currency translation risk. The U.S. Dollar equivalent of such amounts was $909.3 million at December 31, 2010. Borrowings designated as hedges of net investments are marked to market using the current spot exchange rate as of the end of the period, with gains and losses included in the foreign currency translation adjustment component of AOCE on the Consolidated Balance Sheets until the sale or substantial liquidation of the underlying net investments. During 2011, the borrowings that were designated as a net investment hedge were repaid in conjunction with the refinancing of the Prior Credit Agreement (see Note 7).

The Company enters into interest rate swaps in order to manage interest rate risk associated with the Company’s fixed and floating-rate debt. These derivative instruments are measured at fair value and reported as current assets or current liabilities on the Consolidated Balance Sheets. The Company’s interest rate swaps designated as cash flow hedges fix the interest rate on a portion of the Company’s variable-rate debt. Any changes in fair value are included in earnings or deferred through AOCE, depending on the nature and effectiveness of the offset. Any ineffectiveness in a cash flow hedging relationship is recognized immediately in earnings in the Consolidated Statements of Operations. As of December 31, 2012 and December 31, 2011, the total notional amount of the Company’s interest rate swaps on floating-rate debt was $850 million and $500 million, respectively. As described in Note 7 to the Consolidated Financial Statements, a total of $750 million of the Company's floating rate debt interest rate swaps have been extended through additional forward-starting swaps.

The Company's interest rate swaps designated as fair value hedges convert the fixed rate on a portion of the Company's fixed rate debt to a variable rate. Any changes in the fair value of fair value hedges, as well as the offsetting change in fair value of the portion of the fixed-rate debt being hedged, is included in interest expense. As of December 31, 2012 and December 31, 2011 the total notional amount of the Company's fixed rate debt interest rate swaps designated as fair value hedges was $500 million.

As discussed further in Note 7, in November 2011, the Company entered into a credit agreement (the “Senior Credit Agreement”) and refinanced the Prior Credit Agreement. In conjunction with the refinancing of the Prior Credit Agreement, the Company terminated certain interest rate swaps that had previously fixed the interest rate on a portion of the Company’s variable-rate U.S. Tranche B Term Loans. As a result, during the year ended December 31, 2011, charges of approximately $13.9 million that had previously been classified in AOCE were recognized into other income (expense), net.

Certain derivative instrument contracts entered into by the Company are governed by Master Agreements, which contain credit-risk-related contingent features that would allow the counterparties to terminate the contracts early and request immediate payment should the Company trigger an event of default on other specified borrowings. The aggregate fair value of all such contracts that are in an asset position at December 31, 2012 is $26.8 million. The Company is not subject to any obligations to post collateral under derivative instrument contracts.

The Company maintains significant credit exposure arising from the convertible note hedge on its Cash Convertible Notes. Holders may convert their Cash Convertible Notes subject to certain conversion provisions determined by a) the market price of the Company’s common stock, b) specified distributions to common shareholders, c) a fundamental change, as defined in the purchase agreement, or d) certain time periods specified in the purchase agreement. The conversion feature can only be settled in cash and, therefore, it is bifurcated from the Cash Convertible Notes and treated as a separate derivative instrument. In order to offset the cash flow risk associated with the cash conversion feature, the Company entered into a convertible note hedge with certain counterparties. Both the cash conversion feature and the purchased convertible note hedge are measured at fair value with gains and losses recorded in the Company’s Consolidated Statements of Operations. Also, in conjunction with the issuance of the Cash Convertible Notes, the Company entered into several warrant transactions with certain counterparties. The warrants meet the definition of derivatives; however, because these instruments have been determined to be indexed to the Company’s own stock, and have been recorded in shareholders’ equity in the Company’s Consolidated Balance Sheets, the instruments are exempt from the scope of the FASB’s guidance regarding accounting for derivative instruments and hedging activities and are not subject to the fair value provisions set forth therein.

At December 31, 2012, the convertible note hedge had a total fair value of $636.3 million, which reflects the maximum loss that would be incurred should the parties fail to perform according to the terms of the contract. The counterparties are highly rated diversified financial institutions with both commercial and investment banking operations. The counterparties are required to post collateral against this obligation should they be downgraded below thresholds specified in the contract. Eligible collateral is comprised of a wide range of financial securities with a valuation discount percentage reflecting the associated risk.

The Company regularly reviews the creditworthiness of its financial counterparties and does not expect to incur a significant loss from failure of any counterparties to perform under any agreements.

The Company records all derivative instruments on gross basis on the Condensed Consolidated Balance Sheets. Accordingly, there are no offsetting amounts that net against the assets or liabilities. The asset and liability balances shown in the tables below reflect the gross amounts of derivatives recorded in the Company's financial statements.

Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$36,647	Prepaid expenses and other current assets	$29,773
Total		$36,647		$29,773

	Liability Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$9,823	Other current liabilities	$658
Foreign currency forward contracts	Other current liabilities	15,863	Other current liabilities	57,075
Total		$25,686		$57,733

Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$5,818	Prepaid expenses and other current assets	$3,802
Purchased cash convertible note hedge	Other assets	636,300	Other assets	460,000
Total		$642,118		$463,802

	Liability Derivatives
	December 31, 2012		December 31, 2011
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$3,365	Other current liabilities	$11,760
Cash conversion feature of Cash Convertible Notes	Long-term debt	636,300	Long-term debt	460,000
Total		$639,665		$471,760

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of Gain Recognized in Earnings on Derivatives	Amount of Gain Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2012	2011	2010
Interest rate swaps	Interest expense	$19,562	$42,648	$—
Total		$19,562	$42,648	$—

	Location of Loss Recognized in Earnings on Hedged Items	Amount of Loss Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In thousands)		2012	2011	2010
2018 Senior Notes	Interest expense	$(6,873)	$(29,773)	$—
Total		$(6,873)	$(29,773)	$—

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2012	2011	2010
Foreign currency forward contracts	$(25,536)	$(55,453)	$6,657
Interest rate swaps	(8,168)	15,836	23,030
Total	$(33,704)	$(39,617)	$29,687

	Location of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Net revenues	$(44,217)	$(5,492)	$2,301
Interest rate swaps	Interest expense	(2,386)	(15,719)	(53,499)
Total		$(46,603)	$(21,211)	$(51,198)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain or (Loss) Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Other income (expense), net	$58,024	$13,432	$(2,958)
Total		$58,024	$13,432	$(2,958)

At December 31, 2012, the Company expects that approximately $32 million of pre-tax net losses on cash flow hedges will be reclassified from AOCE into earnings during the next 12 months.

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Net Investment Hedging Relationships

	Amount of Gain or (Loss) Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2012	2011	2010
Foreign currency borrowings	$—	$(11,596)	$42,236
Total	$—	$(11,596)	$42,236

During the years ended December 31, 2012, 2011 and 2010, there was no gain or loss recognized into earnings on derivatives with net investment hedging relationships.

The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2012	2011	2010
Foreign currency forward contracts	Other income (expense), net	$(8,429)	$20,740	$(29,215)
Cash conversion feature of Cash Convertible Notes	Other income (expense), net	(176,300)	$12,400	$(61,800)
Purchased cash convertible note hedge	Other income (expense), net	176,300	$(12,400)	$61,800
Total		$(8,429)	$20,740	$(29,215)

Fair Value Measurement
Fair value is based on the price that would be received from the sale of an identical asset or paid to transfer an identical liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considers counterparty credit risk in its assessment of fair value.

Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$135,209	$—	$—	$135,209
Total cash equivalents	135,209	—	—	135,209
Trading securities:
Equity securities — exchange traded funds	10,913	—	—	10,913
Total trading securities	10,913	—	—	10,913
Available-for-sale fixed income investments:
U.S. Treasuries	—	11,085	—	11,085
Corporate bonds	—	8,189	—	8,189
Agency mortgage-backed securities	—	1,050	—	1,050
Other	—	2,502	—	2,502
Total available-for-sale fixed income investments	—	22,826	—	22,826
Available-for-sale equity securities:
Biosciences industry	102	—	—	102
Total available-for-sale equity securities	102	—	—	102
Foreign exchange derivative assets	—	5,818	—	5,818
Interest rate swap derivative assets	—	36,647	—	36,647
Purchased cash convertible note hedge	—	636,300	—	636,300
Total assets at fair value	$146,224	$701,591	$—	$847,815

Financial Liabilities
Foreign exchange derivative liabilities	$—	$19,228	$—	$19,228
Interest rate swap derivative liabilities	—	9,823	—	9,823
Cash conversion feature of Cash Convertible Notes	—	636,300	—	636,300
Contingent consideration	—	—	379,197	379,197
Total liabilities at fair value	$—	$665,351	$379,197	$1,044,548

	December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets
Cash equivalents:
Money market funds	$152,331	$—	$—	$152,331
Total cash equivalents	152,331	—	—	152,331
Trading securities:
Equity securities — exchange traded funds	6,760	—	—	6,760
Total trading securities	6,760	—	—	6,760
Available-for-sale fixed income investments:
U.S. Treasuries	—	1,519	—	1,519
Corporate bonds	—	7,192	—	7,192
Agency mortgage-backed securities	—	12,346	—	12,346
Other	—	2,697	—	2,697
Total available-for-sale fixed income investments	—	23,754	—	23,754
Available-for-sale equity securities:
Biosciences industry	172	—	—	172
Total available-for-sale equity securities	172	—	—	172
Foreign exchange derivative assets	—	3,802	—	3,802
Interest rate swap derivative assets	—	29,773	—	29,773
Purchased cash convertible note hedge	—	460,000	—	460,000
Total assets at fair value	$159,263	$517,329	$—	$676,592

Financial Liabilities
Foreign exchange derivative liabilities	$—	$68,835	$—	$68,835
Interest rate swap derivative liabilities	—	658	—	658
Cash conversion feature of Cash Convertible Notes	—	460,000	—	460,000
Contingent consideration	—	—	341,000	341,000
Total liabilities at fair value	$—	$529,493	$341,000	$870,493

For financial assets and liabilities that utilize Level 2 inputs, the Company utilizes both direct and indirect observable price quotes, including the LIBOR yield curve, foreign exchange forward prices, and bank price quotes. Below is a summary of valuation techniques for Level 1 and Level 2 financial assets and liabilities:

•	Cash equivalents — valued at observable net asset value prices.

•	Trading securities — valued at the active quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale fixed income investments — valued at the quoted market price from broker or dealer quotations or transparent pricing sources at the reporting date.

•	Available-for-sale equity securities — valued using quoted stock prices from the London Exchange at the reporting date and translated to U.S. Dollars at prevailing spot exchange rates.

•
Interest rate swap derivative assets and liabilities — valued using the LIBOR/EURIBOR yield curves at the reporting date. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades during the year ended December 31, 2012 that would reduce the receivable amount owed, if any, to the Company.

•
Foreign exchange derivative assets and liabilities — valued using quoted forward foreign exchange prices at the reporting date. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades during the year ended December 31, 2011 that would reduce the receivable amount owed, if any, to the Company.

•
Cash conversion feature of cash convertible notes and purchased convertible note hedge — valued using quoted prices for the Company’s cash convertible notes, its implied volatility and the quoted yield on the Company’s other long-term debt at the reporting date. Counterparties to the purchased convertible note hedge are highly rated financial institutions, none of which experienced any significant downgrades during the year ended December 31, 2012 that would reduce the receivable amount owed, if any, to the Company.

The fair value measurement of contingent consideration is determined using Level 3 inputs. The Company’s contingent consideration represents a component of the total purchase consideration for the Respiratory Delivery Platform and certain other acquisitions made during 2011. The measurement is calculated using unobservable inputs based on the Company’s own assumptions. Significant unobservable inputs in the valuation include the probability and timing of future development and commercial milestones and future profit sharing payments. A discounted cash flow method was used to value contingent consideration at December 31, 2012 and 2011, which was calculated as the present value of the estimated future net cash flows using a market rate of return. Discount rates ranging from 1.6% to 10.5% were utilized in the valuation. Significant changes in unobservable inputs could result in material changes to the contingent consideration liability. During the year ended December 31, 2012, the Company recorded in interest expense $30.7 million of accretion, a fair value adjustment to increase the liability of approximately $8.0 million, and payments of $0.5 million.

Although the Company has not elected the fair value option for financial assets and liabilities, any future transacted financial asset or liability will be evaluated for the fair value election.

Available-for-Sale Securities
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012
Debt securities	$21,276	$1,550	$—	$22,826
Equity securities	—	102	—	102
	$21,276	$1,652	$—	$22,928
December 31, 2011
Debt securities	$22,263	$1,561	$(70)	$23,754
Equity securities	—	172	—	172
	$22,263	$1,733	$(70)	$23,926

Maturities of available-for-sale debt securities at fair value as of December 31, 2012, were as follows:

(In thousands)
Mature within one year	$4,555
Mature in one to five years	8,288
Mature in five years and later	9,983
$22,826